Fidelity®

Equity-Income II

Fund

Semiannual Report

May 31, 2002

(2_fidelity_logos)

(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity-Income II	0.66%	-8.56%	44.24%	220.87%
Russell 3000® Value Index	4.32%	-4.16%	52.46%	258.60%
Equity Income Funds Average	0.52%	-7.00%	37.44%	188.15%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 233 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Equity-Income II	-8.56%	7.60%	12.37%
Russell 3000 Value Index	-4.16%	8.80%	13.62%
Equity Income Funds Average	-7.00%	6.29%	10.82%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income II Fund on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $32,087 - a 220.87% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $35,860 - a 258.60% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the equity income funds average were 0.77%, -6.95%, 35.84, and 181.69%, respectively. The one year, five year, and 10 year average annual total returns were -6.95%, 6.13%, and 10.75%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Steve DuFour, Portfolio Manager of Fidelity Equity-Income II Fund

Q. How did the fund perform, Steve?

A. For the six-month period that ended May 31, 2002, the fund returned 0.66%. In comparison, the Russell 3000 Value Index returned 4.32%, while the equity income funds average as tracked by Lipper Inc. rose 0.52%. For the 12 months ending May 31, 2002, the fund was down 8.56%, while the index and the peer group fell 4.16% and 7.00%, respectively.

Q. Why did the fund underperform the Russell index during the past six months?

A. The fund trailed the index primarily because I maintained a higher exposure to financials that rely on transaction-fee income to increase their earnings. These stocks, which include Charles Schwab, J.P. Morgan Chase and Morgan Stanley Dean Witter, performed poorly because their investment banking and brokerage operations suffered from tepid merger-and-acquisition activity and lower trading volumes. At the same time, the fund was underexposed to financials that rely primarily on spread-based income - the net interest income from spreads on loans - such as banks, which appreciated surprisingly well when consumer credit quality held up better than expected. Although this strategy within the financial sector has taken longer than I expected to work out, I continued to believe - and still do - it could deliver longer-term benefits when the economy improves. The other factor that weighed on our return relative to the index was the substantial outperformance of smaller-cap stocks compared to the large-cap stocks that make up the bulk of the fund's holdings. Investors favored smaller-cap names with lower valuations as the weakened economy squeezed profits at many larger companies, forcing them to restructure their businesses and lower their operating costs. The fund's bias toward large-cap stocks - much like that of its peer group - likely contributed to our comparable returns.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What strategies paid off?

A. It was a good decision to increase our energy services holdings, while reducing our exposure to integrated oil producers. Large integrated oil companies had a difficult time maintaining their oil production levels, and therefore were forced to increase their spending on servicing companies to grow their production profile. The timing of this strategy was helpful because energy services stocks generally did quite well - allowing me to sell off some of our holdings for profits in Schlumberger and Weatherford International - while integrated oil firms did only moderately well. Elsewhere, good stock selection and an overweighting relative to the index in the food, beverage and tobacco industries, including Coca-Cola and Philip Morris, were beneficial as investors viewed the stable earnings growth of these companies as an island of stability in a perfect storm.

Q. Charles Schwab once again was one of the fund's biggest detractors, yet remained its largest holding. Why?

A. Schwab did an incredible job of cutting its costs after the economy and equity markets stumbled. I began building a major position in the company some time ago after its valuation declined, and I've since increased our holdings. I believe the best way to make money in large-cap stocks is to buy well-run companies facing short-term difficulties that are likely to subside over time. Schwab's recent difficulties were not company-specific, but more of a product of the poor economic environment and temporary lukewarm interest in equities. I believed the company was positioned well to benefit from an economic recovery, and I still was willing to be patient.

Q. What other holdings performed well? Which disappointed?

A. Top contributor Newmont Mining rose roughly 60% as skittish equity investors concerned about terrorism, questionable accounting practices and the unstable economy flocked to gold stocks as a safe haven. On the down side, multimedia firms AOL Time Warner and Liberty Media and cable operator Comcast held back performance due to lower advertising revenues and some high-profile credit problems in the cable-TV industry, respectively.

Q. What's your outlook, Steve?

A. I remain optimistic about both the future health of the U.S. economy and the stock market. I've positioned the fund with a high exposure to quality companies selling at attractive prices in a variety of industries - including energy services, brokerage and technology - that have historically done well during periods of sustained economic expansion. Because of this tilt toward economically sensitive stocks, however, the fund may experience some short-term volatility until the economy wakes up from its current nap.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: reasonable income; the fund also considers the potential for capital appreciation

Fund number: 319

Trading symbol: FEQTX

Start date: August 21, 1990

Size: as of May 31, 2002, more than $11.7 billion

Manager: Steve DuFour, since 2000; manager, Fidelity Balanced Fund, 1997-2000; Fidelity Convertible Securities Fund, January 1997-July 1997; several Fidelity Select Portfolios, 1993-1997; joined Fidelity in 1992

3

Steve DuFour gives an example of value investing:

"My view of value investing is based on the principle of buying affordably priced stocks of companies beset with short-term problems, and holding on to them until those problems are eliminated. My goal is to own only those companies that will turn things around, but lately my efforts have turned in mixed results. A good example of a stock that worked recently is Coca-Cola. Two years ago, I increased our holdings in Coke when it was plagued by a number of issues, including product contamination overseas, a change in corporate leadership and slowing growth. At that time, I set up a meeting with Coke's management to assess its ability to improve the company's results. After the meeting and following additional fundamental research, I concluded that management would turn things around and that Coke's stock was oversold, and I made it an overweighted position in the fund. It took some patience, but shares of Coke eventually did rebound, becoming a top contributor during the past six months as quarterly sales volumes improved. Additionally, the falling value of the dollar relative to overseas currencies had a favorable impact on Coke's earnings due to its large international operations. As of the end of the period, given that Coke's problems were abating, its earnings growth had improved and the stock price had risen, it was probably a more attractive investment for a growth stock manager."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Charles Schwab Corp.	4.9	5.3
BellSouth Corp.	4.6	5.0
Fannie Mae	4.2	0.9
Schlumberger Ltd. (NY Shares)	3.4	3.8
Analog Devices, Inc.	3.0	0.1
Citigroup, Inc.	2.6	2.7
Morgan Stanley Dean Witter & Co.	2.6	2.8
J.P. Morgan Chase & Co.	2.6	0.5
American International Group, Inc.	2.5	0.0
The Coca-Cola Co.	2.4	1.8
	32.8
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	23.8
Information Technology	13.2	8.6
Consumer Staples	12.2	10.3
Industrials	9.9	9.8
Consumer Discretionary	9.2	14.8
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 91.7%		Stocks and Equity Futures 90.7%
	Convertible Securities 7.3%		Convertible Securities 5.4%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	4.3%	** Foreign investments	4.1%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 1.0%
Delphi Corp.	7,231,100	$ 113,890
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. Class A	1,866,400	75,477
McDonald's Corp.	731,100	21,889
MGM Mirage, Inc. (a)	1,855,000	69,915
		167,281
Household Durables - 0.5%
Leggett & Platt, Inc.	1,465,900	38,582
Newell Rubbermaid, Inc.	480,900	16,423
Snap-On, Inc.	42,500	1,343
Whirlpool Corp.	95,000	6,783
		63,131
Leisure Equipment & Products - 0.0%
Mattel, Inc.	163,100	3,464
Media - 4.6%
AOL Time Warner, Inc. (a)	8,089,000	151,264
Belo Corp. Series A	1,946,400	46,636
Comcast Corp. Class A (special) (a)	5,754,000	162,033
E.W. Scripps Co. Class A	684,200	52,471
Liberty Media Corp. Class A (a)	1,592,200	19,186
McGraw-Hill Companies, Inc.	535,800	33,825
Media General, Inc. Class A	60,000	3,907
Meredith Corp.	342,400	13,847
The New York Times Co. Class A	488,400	24,552
Washington Post Co. Class B	44,950	27,752
		535,473
Multiline Retail - 0.7%
Federated Department Stores, Inc. (a)	816,500	33,811
Target Corp.	1,012,000	41,947
		75,758
Specialty Retail - 0.2%
Home Depot, Inc.	510,300	21,274
TOTAL CONSUMER DISCRETIONARY		980,271
CONSUMER STAPLES - 12.2%
Beverages - 3.9%
Anheuser-Busch Companies, Inc.	1,134,600	58,557
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,284,800	$ 118,764
The Coca-Cola Co.	5,028,600	279,389
		456,710
Food Products - 2.5%
ConAgra Foods, Inc.	212,300	5,225
Dean Foods Co. (a)	2,691,800	98,251
Kraft Foods, Inc. Class A	1,222,400	52,575
McCormick & Co., Inc. (non-vtg.)	2,174,800	57,110
Sara Lee Corp.	2,588,200	54,559
Tyson Foods, Inc. Class A	1,758,500	25,955
		293,675
Household Products - 3.1%
Clorox Co.	3,149,400	144,243
Procter & Gamble Co.	2,468,900	221,090
		365,333
Personal Products - 0.8%
Gillette Co.	2,489,800	88,562
Tobacco - 1.9%
Loews Corp. - Carolina Group	661,200	21,324
Philip Morris Companies, Inc.	3,621,000	207,302
		228,626
TOTAL CONSUMER STAPLES		1,432,906
ENERGY - 9.0%
Energy Equipment & Services - 5.4%
BJ Services Co. (a)	789,800	29,633
Cooper Cameron Corp. (a)	815,900	45,911
ENSCO International, Inc.	1,117,000	36,582
GlobalSantaFe Corp.	893,800	30,166
Schlumberger Ltd. (NY Shares)	7,791,900	402,374
Smith International, Inc. (a)	513,200	37,659
Transocean, Inc.	169,900	6,485
Weatherford International, Inc. (a)	774,600	39,001
		627,811
Oil & Gas - 3.6%
BP PLC sponsored ADR	313,000	15,985
Burlington Resources, Inc.	2,446,600	99,332
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	1,401,500	$ 73,228
EOG Resources, Inc.	1,368,800	56,121
Exxon Mobil Corp.	2,454,182	97,995
Occidental Petroleum Corp.	1,262,700	37,704
Spinnaker Exploration Co. (a)	709,400	27,156
TotalFinaElf SA sponsored ADR	223,400	17,351
Unocal Corp.	83,400	3,071
		427,943
TOTAL ENERGY		1,055,754
FINANCIALS - 29.5%
Banks - 6.4%
Bank of America Corp.	2,757,200	209,023
Bank One Corp.	1,161,400	47,188
Comerica, Inc.	683,000	43,780
Fifth Third Bancorp	918,200	59,839
Golden West Financial Corp.	964,200	67,455
Sovereign Bancorp, Inc.	1,912,130	29,600
Wachovia Corp.	6,122,054	234,903
Wells Fargo & Co.	1,189,000	62,304
		754,092
Diversified Financials - 18.0%
Allied Capital Corp.	447,900	11,059
Charles Schwab Corp.	47,885,140	578,929
Citigroup, Inc.	7,157,641	309,067
Countrywide Credit Industries, Inc.	629,900	31,060
E*TRADE Group, Inc. (a)	1,992,500	12,354
Fannie Mae	6,083,800	486,765
J.P. Morgan Chase & Co.	8,406,706	302,221
Lehman Brothers Holdings, Inc.	875,000	53,375
MBNA Corp.	552,700	20,013
Morgan Stanley Dean Witter & Co.	6,663,193	302,909
		2,107,752
Insurance - 3.9%
AFLAC, Inc.	1,659,600	53,373
American International Group, Inc.	4,390,200	294,012
Cincinnati Financial Corp.	498,700	22,631
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	1,209,000	$ 40,175
Old Republic International Corp.	1,190,900	39,538
		449,729
Real Estate - 1.2%
AMB Property Corp. (SBI)	641,500	18,700
Duke Realty Corp.	2,006,100	54,285
Equity Office Properties Trust	1,192,900	35,954
First Industrial Realty Trust, Inc.	357,100	12,252
ProLogis Trust	760,000	18,202
		139,393
TOTAL FINANCIALS		3,450,966
HEALTH CARE - 4.6%
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	590,600	53,626
Pharmaceuticals - 4.2%
Abbott Laboratories	909,400	43,197
Bristol-Myers Squibb Co.	2,278,828	70,917
Eli Lilly & Co.	135,900	8,793
Merck & Co., Inc.	262,800	15,006
Pfizer, Inc.	6,745,100	233,380
Schering-Plough Corp.	1,878,800	49,694
Wyeth	1,222,500	67,849
		488,836
TOTAL HEALTH CARE		542,462
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	1,631,940	101,262
Precision Castparts Corp.	990,600	34,780
		136,042
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	1,453,300	87,750
Airlines - 0.3%
Delta Air Lines, Inc.	1,536,600	40,336
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.3%
American Standard Companies, Inc. (a)	144,100	$ 10,880
Masco Corp.	1,054,600	28,116
		38,996
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	1,433,570	93,712
Manpower, Inc.	496,300	20,577
		114,289
Electrical Equipment - 0.4%
Baldor Electric Co.	183,800	4,457
Emerson Electric Co.	85,000	4,917
Hubbell, Inc. Class B	1,145,300	42,319
		51,693
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	76,300	2,835
General Electric Co.	4,311,000	134,245
Teleflex, Inc.	238,700	13,713
		150,793
Machinery - 3.0%
Caterpillar, Inc.	367,500	19,209
Donaldson Co., Inc.	140,300	5,545
Eaton Corp.	2,890,500	233,610
Illinois Tool Works, Inc.	379,000	26,920
Lincoln Electric Holdings, Inc.	143,300	4,014
Parker Hannifin Corp.	1,076,100	52,729
Regal-Beloit Corp.	547,900	13,807
		355,834
Road & Rail - 0.7%
Knight Transportation, Inc. (a)	1,057,966	21,106
Norfolk Southern Corp.	1,288,800	27,284
Werner Enterprises, Inc.	1,857,066	34,393
		82,783
Trading Companies & Distributors - 0.4%
Genuine Parts Co.	1,177,800	43,049
TOTAL INDUSTRIALS		1,101,565
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.0%
ADC Telecommunications, Inc. (a)	849,500	$ 2,846
Computers & Peripherals - 0.5%
International Business Machines Corp.	297,800	23,958
Sun Microsystems, Inc. (a)	5,254,500	36,204
		60,162
Electronic Equipment & Instruments - 2.4%
Amphenol Corp. Class A (a)	826,900	37,169
AVX Corp.	690,600	14,813
Benchmark Electronics, Inc. (a)	524,200	15,726
Celestica, Inc. (sub. vtg.) (a)	724,100	21,282
Jabil Circuit, Inc. (a)	4,518,700	103,749
Sanmina-SCI Corp. (a)	2,541,600	29,228
Solectron Corp. (a)	339,400	2,742
Tektronix, Inc. (a)	1,145,200	23,225
Waters Corp. (a)	1,113,300	29,681
		277,615
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	1,147,400	18,381
IT Consulting & Services - 0.1%
Acxiom Corp. (a)	502,400	8,933
Semiconductor Equipment & Products - 3.6%
Analog Devices, Inc. (a)	9,587,500	351,094
Micron Technology, Inc. (a)	962,600	22,698
Teradyne, Inc. (a)	1,692,000	45,819
		419,611
Software - 2.7%
E.piphany, Inc. (a)	886,095	3,677
Legato Systems, Inc. (a)	2,458,000	15,387
Microsoft Corp. (a)	4,164,500	212,015
Oracle Corp. (a)	2,932,178	23,223
Reynolds & Reynolds Co. Class A	1,079,700	32,877
VERITAS Software Corp. (a)	1,485,400	33,674
		320,853
TOTAL INFORMATION TECHNOLOGY		1,108,401
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 3.1%
Chemicals - 0.9%
Albemarle Corp.	984,900	$ 31,399
E.I. du Pont de Nemours & Co.	210,500	9,683
Ferro Corp.	301,800	8,870
Hercules, Inc. (a)	796,500	10,028
Praxair, Inc.	859,100	48,110
		108,090
Metals & Mining - 2.2%
Alcoa, Inc.	299,000	10,459
Newmont Mining Corp. Holding Co.	7,958,600	248,388
		258,847
TOTAL MATERIALS		366,937
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.5%
BellSouth Corp.	16,096,250	535,683
Qwest Communications International, Inc.	19,686,000	101,580
		637,263
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	1,349,700	14,091
TOTAL TELECOMMUNICATION SERVICES		651,354
UTILITIES - 0.4%
Electric Utilities - 0.1%
Dominion Resources, Inc.	110,500	7,158
Gas Utilities - 0.1%
KeySpan Corp.	397,200	15,038
Multi-Utilities & Unreg. Pwr - 0.2%
Questar Corp.	890,900	24,562
TOTAL UTILITIES		46,758
TOTAL COMMON STOCKS (Cost $10,455,987)		10,737,374
Convertible Preferred Stocks - 4.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Corp. Series B, $1.313	1,368,500	$ 39,166
FINANCIALS - 1.0%
Diversified Financials - 0.5%
Ford Motor Co. Capital Trust II $3.25	494,200	29,871
Lucent Technologies Capital Trust I $77.50 (d)	22,000	20,405
United Rentals Trust I $3.25 QUIPS	105,700	4,136
		54,412
Insurance - 0.5%
Prudential Financial, Inc. $3.375	970,800	57,001
TOTAL FINANCIALS		111,413
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Northrop Grumman Corp. $7.25	382,700	49,743
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 1.6%
Lucent Technologies, Inc. $80.00 (d)	49,423	44,354
Motorola, Inc. $3.50	2,937,200	142,907
		187,261
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Boise Cascade Corp. $3.75	196,700	10,870
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cinergy Corp. $4.75 PRIDES	439,100	25,894
Dominion Resources, Inc. $4.375	491,500	25,923
		51,817
Gas Utilities - 0.2%
KeySpan Corp. $4.375	439,400	23,086
TOTAL UTILITIES		74,903
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $468,942)		473,356
Convertible Bonds - 3.3%
Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.5%
Specialty Retail - 0.5%
Gap, Inc. 5.75% 3/15/09 (d)	Ba3	$ 48,330	$ 55,809
FINANCIALS - 0.6%
Diversified Financials - 0.6%
E*TRADE Group, Inc. 6% 2/1/07	B-	55,720	42,698
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	15,140	7,358
Lehman Brothers Holdings, Inc. 1.13% 4/1/22 (e)	A	13,160	13,259
			63,315
INDUSTRIALS - 0.1%
Airlines - 0.1%
Continental Airlines, Inc. 4.5% 2/1/07	B2	17,280	15,342
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.6%
CIENA Corp. 3.75% 2/1/08	Ba3	22,400	14,080
Corning, Inc. 3.5% 11/1/08	Baa3	70,470	52,423
Emulex Corp. 1.75% 2/1/07 (d)	-	8,040	7,125
			73,628
Electronic Equipment & Instruments - 1.1%
Sanmina-SCI Corp. 0% 9/12/20	Ba2	91,180	34,193
SCI Systems, Inc. 3% 3/15/07	Ba2	91,805	70,720
Solectron Corp. liquid yield option note 0% 5/8/20	Ba3	30,050	17,480
			122,393
Semiconductor Equipment & Products - 0.4%
Kulicke & Soffa Industries, Inc. 4.75% 12/15/06	B3	21,750	19,575
LSI Logic Corp. 4% 2/15/05	Ba3	16,150	13,865
Semtech Corp. 4.5% 2/1/07	CCC+	17,220	17,716
			51,156
TOTAL INFORMATION TECHNOLOGY			247,177
TOTAL CONVERTIBLE BONDS (Cost $410,140)			381,643
U.S. Treasury Obligations - 0.1%
Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (Cost $9,983)	-	$ 10,000	$ 9,985
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 1.85% (c)	89,626,047	89,626
Fidelity Securities Lending Cash Central Fund, 1.85% (c)	13,130,707	13,131
TOTAL MONEY MARKET FUNDS (Cost $102,757)		102,757
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 5/31/02 due 6/3/02 (Cost $4,832)	$ 4,833	4,832
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,452,641)		11,709,947
NET OTHER ASSETS - 0.0%		724
NET ASSETS - 100%		$ 11,710,671
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $127,693,000 or 1.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,252,604,000 and $7,866,081,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $357,000 for the period.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $6,365,000.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $5,810,000. The weighted average interest rate was 1.81%. At period end there were no interfund loans outstanding.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $11,526,415,000. Net unrealized appreciation aggregated $183,532,000, of which $1,147,550,000 related to appreciated investment securities and $964,018,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,224 and repurchase agreements of $4,832) (cost $11,452,641) - See accompanying schedule		$ 11,709,947
Cash		1
Receivable for investments sold		88,793
Receivable for fund shares sold		6,217
Dividends receivable		9,280
Interest receivable		4,449
Other receivables		66
Total assets		11,818,753
Liabilities
Payable for investments purchased	$ 73,703
Payable for fund shares redeemed	16,233
Accrued management fee	4,733
Other payables and accrued expenses	282
Collateral on securities loaned, at value	13,131
Total liabilities		108,082
Net Assets		$ 11,710,671
Net Assets consist of:
Paid in capital		$ 11,312,428
Undistributed net investment income		20,789
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		120,146
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		257,308
Net Assets, for 574,025 shares outstanding		$ 11,710,671
Net Asset Value, offering price and redemption price per share ($11,710,671 ÷ 574,025 shares)		$ 20.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 86,299
Interest		17,789
Security lending		54
Total income		104,142
Expenses
Management fee	$ 28,984
Transfer agent fees	11,218
Accounting and security lending fees	485
Non-interested trustees' compensation	48
Custodian fees and expenses	84
Registration fees	30
Audit	40
Legal	47
Interest	1
Miscellaneous	83
Total expenses before reductions	41,020
Expense reductions	(3,181)	37,839
Net investment income (loss)		66,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	176,515
Foreign currency transactions	(52)
Futures contracts	4,039
Total net realized gain (loss)		180,502
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,618)
Assets and liabilities in foreign currencies	8
Futures contracts	(22,117)
Total change in net unrealized appreciation (depreciation)		(161,727)
Net gain (loss)		18,775
Net increase (decrease) in net assets resulting from operations		$ 85,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,303	$ 193,843
Net realized gain (loss)	180,502	470,146
Change in net unrealized appreciation (depreciation)	(161,727)	(1,237,752)
Net increase (decrease) in net assets resulting from operations	85,078	(573,763)
Distributions to shareholders from net investment income	(68,790)	(215,287)
Distributions to shareholders from net realized gain	(483,185)	(2,478,041)
Total distributions	(551,975)	(2,693,328)
Share transactions Net proceeds from sales of shares	592,152	1,333,130
Reinvestment of distributions	524,203	2,538,680
Cost of shares redeemed	(968,222)	(1,975,959)
Net increase (decrease) in net assets resulting from share transactions	148,133	1,895,851
Total increase (decrease) in net assets	(318,764)	(1,371,240)
Net Assets
Beginning of period	12,029,435	13,400,675
End of period (including undistributed net investment income of $20,789 and undistributed net investment income of $23,276, respectively)	$ 11,710,671	$ 12,029,435
Other Information Shares
Sold	28,284	58,812
Issued in reinvestment of distributions	24,905	109,446
Redeemed	(46,365)	(88,539)
Net increase (decrease)	6,824	79,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 21.21	$ 27.49	$ 30.34	$ 30.73	$ 28.81	$ 25.17
Income from Investment Operations
Net investment income (loss) D	.11	.34	.40	.37	.35	.42
Net realized and unrealized gain (loss)	.05	(1.15)	.50	2.01	4.84	4.87
Total from investment operations	.16	(.81)	.90	2.38	5.19	5.29
Distributions from net investment income	(.12)	(.39)	(.40)	(.35)	(.33)	(.49)
Distributions from net realized gain	(.85)	(5.08)	(3.35)	(2.42)	(2.94)	(1.16)
Total distributions	(.97)	(5.47)	(3.75)	(2.77)	(3.27)	(1.65)
Net asset value, end of period	$ 20.40	$ 21.21	$ 27.49	$ 30.34	$ 30.73	$ 28.81
Total ReturnB, C	.66%	(4.33)%	3.50%	8.25%	20.05%	22.30%
Ratios to Average Net Assets E
Expenses before expense reductions	.68% A	.67%	.67%	.66%	.68%	.70%
Expenses net of voluntary waivers, if any	.68% A	.67%	.67%	.66%	.68%	.70%
Expenses net of all reductions	.63% A	.62%	.63%	.64%	.66%	.68%
Net investment income (loss)	1.10% A	1.49%	1.47%	1.19%	1.20%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$ 11,711	$ 12,029	$ 13,401	$ 18,184	$ 18,606	$ 16,650
Portfolio turnover rate	136% A	136%	151%	71%	62%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, non-taxable dividends, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in an $8,778 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,331 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $3,123 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $8 and $50, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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(computer_graphic)
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Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . .. . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
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Fidelity Investments
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General Correspondence

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P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
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Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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P.O. Box 660602
Dallas, TX 75266-0602

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Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(Far East) Inc.

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Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

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Custodian

JPMorgan Chase Bank

New York, NY

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Fidelity®

Independence

Fund

Semiannual Report

May 31, 2002

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(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Independence	5.63%	-9.56%	70.90%	229.30%
S&P 500 ®	-5.68%	-13.85%	34.65%	213.06%
Capital Appreciation Funds Average	-4.42%	-14.13%	39.94%	182.82%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Independence	-9.56%	11.31%	12.66%
S&P 500	-13.85%	6.13%	12.09%
Capital Appreciation Funds Average	-14.13%	5.98%	9.87%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Independence Fund on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $32,930 - a 229.30% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,306 - a 213.06% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the multi-cap core funds average were -3.05%, -12.09%, 37.90%, and 206.95%,respectively. The one year, five year and 10 year average annual total returns were -12.09%, 6.25%, and 11.54%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the multi-cap supergroup average were -3.36%, -12.83%, 40.14%, and 208.14%, respectively. The one year, five year and 10 year average annual total returns were -12.83%, 6.56%, and 11.55%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Fergus Shiel, Portfolio Manager of Fidelity Independence Fund

Q. How did the fund perform, Fergus?

A. For the six-month period that ended May 31, 2002, the fund returned 5.63%. In comparison, the Standard & Poor's 500 Index and the capital appreciation funds average tracked by Lipper Inc. fell 5.68% and 4.42%, respectively. For the 12 months ending May 31, 2002, the fund was down 9.56%, while the S&P 500 index and peer group average fell 13.85% and 14.13%, respectively.

Q. Why did the fund outperform its index and peer group average during the past six months?

A. I reduced the fund's large technology weighting early in the period, particularly in networking stocks. This proved to be a good decision, as technology stocks performed poorly on average as the period progressed. I took this approach for two reasons. First, technology stocks rallied sharply in the weeks following September 11, and I saw an opportunity to sell some of the fundamentally weaker companies that had performed well off their bottom pricing levels. Second, I felt investors were no longer willing to reward the future growth prospects of technology companies, such as fund holdings Juniper Networks and CIENA, even if they had strong product cycles. While I eliminated these stocks from the fund, I wish I'd come to this conclusion earlier in 2001 because it could have saved shareholders from incurring additional losses last year. Elsewhere, keeping the fund's other major strategy intact - an emphasis on food, beverage and tobacco stocks - worked out nicely, as the economy remained erratic and investors grew attracted to the high dividend yields and stable earnings growth of these companies. For example, our sizable positions in Philip Morris and RJ Reynolds, which each appreciated roughly 25% and together comprised about 29% of the fund's net assets on average, were the two largest contributors to fund performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Would that shift in technology explain why the fund's top-10 positions are noticeably different from six months ago?

A. Absolutely. I reduced or eliminated some of our largest holdings - namely Microsoft, CIENA, Dell Computer and Cisco Systems - during the technology rally that I mentioned earlier. In turn, I felt current top-10 holdings Coca-Cola, Colgate-Palmolive and UST were more attractive investments given both their stable earnings growth and their large overseas operations, which I thought could benefit from the declining value of the dollar relative to other currencies.

Q. The fund has been invested in energy services stocks for some time. How did this strategy unfold?

A. I felt these companies could benefit from an improving economy, which would likely boost demand for energy and, in turn, could increase the exploration and production of oil and gas. Nearly all the value-added - or potentially strong earnings growth and stock appreciation - in the energy sector is in the services companies, which help the large integrated energy suppliers get the oil and gas out of the ground. During the period, another drilling cycle ensued, helping our holdings in GlobalSantaFe, ENSCO and Weatherford.

Q. Which stocks were disappointments?

A. Our position in retailer Kmart as a turnaround situation proved disappointing, as the company's bankruptcy filing took investors by surprise. Irish drugmaker Elan suffered after the company lowered 2002 profit expectations due to product delays. Elsewhere, eroding cash flows, concerns about its corporate debt quality and questionable accounting practices hurt software maker Computer Associates. Both Kmart and Computer Associates were sold off entirely.

Q. What's your outlook?

A. It has been a difficult equity investing climate and could remain so for some time. The S&P 500 index is down roughly 27% from its all-time high in March of 2000, but that isn't much of a retrenchment considering this index gained more than 20% year after year in the late 1990s. Currently, I don't see many catalysts on the horizon that could drive the broader equity market higher. On the bright side, it's taken more than two years for the market's current level of capitulation to occur, which has given investors an extended period of time to react to this downtrend. I expect there to be some good opportunities in specific stocks going forward, but, if the economy remains in a quagmire, those opportunities may only exist at lower share prices.

Semiannual Report

Fund Facts

Goal: seeks capital appreciation

Fund number: 073

Trading symbol: FDFFX

Start date: March 25, 1983

Size: as of May 31, 2002, more than $5.5 billion

Manager: J. Fergus Shiel, since 1996; manager, Fidelity Fifty and Fidelity Advisor Fifty Fund, since June 2002; Fidelity Advisor Dynamic Capital Appreciation Fund, since 1998; Fidelity Trend Fund, 1995-1996; Fidelity Dividend Growth Fund, 1994-1995; several Fidelity Select Portfolios, 1991-1993; joined Fidelity in 1989

3

Fergus Shiel elaborates on the equity markets:

"There was a dramatic shift in the equity markets during the past year or so that favored lower-valued companies and those with stable earnings growth that appeared to be sustainable over time. However, many of those undervalued companies were in the mid- and small-cap arena, and their valuations increased dramatically during the past six months. Additionally, if and when the equity markets rebound with some consistency, I believe the leaders will not be the same stocks that led the markets throughout the 1990s. I can't pinpoint yet exactly what those stocks are, but often when gold stocks have taken over the markets' leadership - as they did during the past six months - it has indicated that another very dramatic change is underway. I'd see the dollar continuing to fall in value relative to other currencies as a major global economic event, one that could redefine where people focus their investments. A falling dollar could help selected, large multinational consumer products companies, such as Philip Morris, Procter & Gamble and Coca-Cola. But overall, I believe the falling dollar is an unfavorable development for the U.S. stock markets because it could reduce foreign direct investment, potentially delaying the U.S.' economic recovery and eroding economic growth."

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Philip Morris Companies, Inc.	19.7	17.6
RJ Reynolds Tobacco Holdings, Inc.	12.0	10.4
EchoStar Communications Corp. Class A	4.1	5.2
First Data Corp.	3.6	0.5
Merrill Lynch & Co., Inc.	2.7	2.3
Xerox Corp.	2.5	0.1
GlobalSantaFe Corp.	2.2	1.4
Colgate-Palmolive Co.	1.8	0.6
The Coca-Cola Co.	1.8	0.0
UST, Inc.	1.8	1.7
	52.2
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	42.0	32.8
Consumer Discretionary	14.1	18.1
Financials	11.7	10.9
Industrials	8.2	2.4
Energy	7.3	3.8
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 93.9%		Stocks 98.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 6.0%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	6.3%	** Foreign investments	5.9%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.1%
Hotels, Restaurants & Leisure - 3.4%
Harrah's Entertainment, Inc. (a)	727,880	$ 34,683
Hilton Hotels Corp.	800,000	11,360
Jurys Doyle Hotel Group PLC (United Kingdom)	2,083,028	20,243
Mandalay Resort Group (a)	930,100	30,321
Marriott International, Inc. Class A	1,180,200	47,727
McDonald's Corp.	851,600	25,497
MGM Mirage, Inc. (a)	420,400	15,845
		185,676
Household Durables - 0.5%
La-Z-Boy, Inc.	158,100	4,427
Mohawk Industries, Inc. (a)	242,500	15,889
Tupperware Corp.	406,900	9,005
		29,321
Leisure Equipment & Products - 1.5%
Hasbro, Inc.	1,232,200	18,853
Mattel, Inc.	2,936,400	62,369
		81,222
Media - 5.4%
ADVO, Inc. (a)	280,900	11,899
EchoStar Communications Corp. Class A (a)	9,100,000	229,229
EMAP PLC	400,000	5,125
Gannett Co., Inc.	217,400	16,479
Independent News & Media PLC (United Kingdom)	9,768,692	18,702
News Corp. Ltd. ADR	311,600	9,092
Reader's Digest Association, Inc. Class A (non-vtg.)	195,400	4,359
VNU NV	200,000	6,192
		301,077
Multiline Retail - 1.1%
Arnotts PLC (c)	1,667,488	15,240
Kohls Corp. (a)	600,000	45,000
		60,240
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	2,351,100	80,643
Pier 1 Imports, Inc.	822,600	16,633
Sherwin-Williams Co.	847,600	26,784
		124,060
TOTAL CONSUMER DISCRETIONARY		781,596
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 42.0%
Beverages - 1.8%
The Coca-Cola Co.	1,757,800	$ 97,663
Food & Drug Retailing - 0.3%
Duane Reade, Inc. (a)	290,100	9,559
Safeway, Inc. (a)	250,000	10,163
		19,722
Food Products - 1.0%
IAWS Group PLC (Ireland)	4,048,175	33,223
Kellogg Co.	571,900	20,989
		54,212
Household Products - 3.6%
Clorox Co.	591,100	27,072
Colgate-Palmolive Co.	1,849,300	100,232
Procter & Gamble Co.	797,100	71,380
		198,684
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	186,700	6,861
Gillette Co.	1,647,100	58,587
		65,448
Tobacco - 34.1%
Loews Corp. - Carolina Group	1,035,500	33,395
Philip Morris Companies, Inc.	19,000,000	1,087,745
RJ Reynolds Tobacco Holdings, Inc. (c)	9,400,000	664,580
UST, Inc.	2,546,200	97,596
		1,883,316
TOTAL CONSUMER STAPLES		2,319,045
ENERGY - 7.3%
Energy Equipment & Services - 7.3%
Baker Hughes, Inc.	951,900	34,887
BJ Services Co. (a)	844,200	31,674
ENSCO International, Inc.	1,702,800	55,767
GlobalSantaFe Corp.	3,540,370	119,487
Nabors Industries, Inc. (a)	920,500	40,410
Rowan Companies, Inc.	1,155,000	29,684
Schlumberger Ltd. (NY Shares)	163,400	8,438
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.	962,900	$ 36,754
Weatherford International, Inc. (a)	867,100	43,658
		400,759
FINANCIALS - 11.7%
Banks - 5.1%
Australia & New Zealand Banking Group Ltd.	437,500	4,844
Bank of America Corp.	850,000	64,439
Bank of Ireland	2,006,301	25,634
Bank One Corp.	2,000,000	81,260
Huntington Bancshares, Inc.	774,400	15,465
Lloyds TSB Group PLC	1,000,000	10,774
Wachovia Corp.	2,096,100	80,427
		282,843
Diversified Financials - 6.6%
American Express Co.	900,000	38,259
Charles Schwab Corp.	2,187,900	26,452
Instinet Group, Inc.	1,262,800	9,509
J.P. Morgan Chase & Co.	550,000	19,773
Lehman Brothers Holdings, Inc.	612,400	37,356
Merrill Lynch & Co., Inc.	3,688,300	150,151
Morgan Stanley Dean Witter & Co.	1,340,900	60,957
Nomura Holdings, Inc.	279,000	4,490
SEI Investments Co.	521,980	17,225
		364,172
TOTAL FINANCIALS		647,015
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	218,000	11,707
Becton, Dickinson & Co.	1,594,387	59,949
Nobel Biocare AB	98,100	6,433
St. Jude Medical, Inc. (a)	146,100	12,331
Straumann Holding AG	62,460	5,430
		95,850
Health Care Providers & Services - 3.9%
Community Health Systems, Inc. (a)	71,600	2,108
HCA, Inc.	985,500	48,418
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Class A (a)	911,000	$ 18,757
Tenet Healthcare Corp. (a)	1,091,500	81,317
Trigon Healthcare, Inc. (a)	119,600	12,385
UnitedHealth Group, Inc.	200,000	18,160
Universal Health Services, Inc. Class B (a)	651,000	32,303
		213,448
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.	150,000	4,668
Elan Corp. PLC sponsored ADR (a)	1,094,900	10,796
		15,464
TOTAL HEALTH CARE		324,762
INDUSTRIALS - 8.2%
Airlines - 0.2%
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/04 (a)	1,587,379	8,868
Commercial Services & Supplies - 6.2%
Ceridian Corp. (a)	1,620,300	37,040
First Data Corp.	2,475,900	196,091
Herman Miller, Inc.	541,236	12,697
Paychex, Inc.	2,115,288	73,295
Per-Se Technologies, Inc. warrants 7/8/03 (a)	52,343	3
Pitney Bowes, Inc.	35,800	1,466
Steelcase, Inc. Class A	420,600	6,688
Viad Corp.	478,500	14,197
		341,477
Electrical Equipment - 0.6%
Rockwell Automation, Inc.	1,630,700	35,778
Machinery - 0.8%
Danaher Corp.	218,200	15,191
Ingersoll-Rand Co. Ltd. Class A	570,400	28,720
Timken Co.	92,700	2,076
		45,987
Marine - 0.4%
Irish Continental Group PLC (c)	2,855,200	22,900
TOTAL INDUSTRIALS		455,010
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.0%
Redback Networks, Inc. (a)	325,000	$ 673
Internet Software & Services - 0.2%
FreeMarkets, Inc. (a)	442,100	6,830
Keynote Systems, Inc. (a)	232,964	1,857
		8,687
IT Consulting & Services - 0.1%
KPMG Consulting, Inc. (a)	492,000	7,646
Office Electronics - 2.6%
IKON Office Solutions, Inc.	674,400	6,306
Xerox Corp. (a)	15,268,100	136,955
		143,261
Semiconductor Equipment & Products - 0.6%
Advanced Micro Devices, Inc. (a)	647,500	7,401
ASML Holding NV (NY Shares) (a)	194,500	3,606
Cypress Semiconductor Corp. (a)	790,200	15,749
Kulicke & Soffa Industries, Inc. (a)	166,500	2,431
Vitesse Semiconductor Corp. (a)	1,037,400	5,217
		34,404
Software - 0.5%
Reynolds & Reynolds Co. Class A	779,400	23,733
Sybase, Inc. (a)	340,100	4,551
		28,284
TOTAL INFORMATION TECHNOLOGY		222,955
MATERIALS - 0.7%
Chemicals - 0.6%
Ecolab, Inc.	600,000	28,608
IMC Global, Inc.	362,600	5,084
		33,692
Metals & Mining - 0.1%
Newmont Mining Corp. Holding Co.	200,000	6,242
TOTAL MATERIALS		39,934
TOTAL COMMON STOCKS (Cost $3,920,624)		5,191,076
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Chorum Technologies Series E (d)	41,400	$ 41
Procket Networks, Inc. Series C (d)	1,721,344	3,443
		3,484
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 1.85% (b)	337,408,453	337,408
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	61,183,200	61,183
TOTAL MONEY MARKET FUNDS (Cost $398,591)		398,591
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,336,929)		5,593,151
NET OTHER ASSETS - (1.2)%		(67,262)
NET ASSETS - 100%		$ 5,525,889
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 714
Procket Networks, Inc. Series C	2/9/01	$ 17,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,104,401,000 and $5,577,086,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $478,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,484,000 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $16,501,000. The weighted average interest rate was 1.94%. At period end there were no interfund loans outstanding.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $4,345,264,000. Net unrealized appreciation aggregated $1,247,887,000, of which $1,457,041,000 related to appreciated investment securities and $209,154,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $2,050,100,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $96,339,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,518) (cost $4,336,929) - See accompanying schedule		$ 5,593,151
Receivable for investments sold		67,565
Receivable for fund shares sold		2,020
Dividends receivable		4,275
Interest receivable		420
Other receivables		1,420
Total assets		5,668,851
Liabilities
Payable for investments purchased	$ 71,834
Payable for fund shares redeemed	5,920
Accrued management fee	3,810
Other payables and accrued expenses	215
Collateral on securities loaned, at value	61,183
Total liabilities		142,962
Net Assets		$ 5,525,889
Net Assets consist of:
Paid in capital		$ 6,733,755
Undistributed net investment income		10,430
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,474,564)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,256,268
Net Assets, for 334,575 shares outstanding		$ 5,525,889
Net Asset Value, offering price and redemption price per share ($5,525,889 ÷ 334,575 shares)		$ 16.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends (including $17,139 received from affiliated issuers)		$ 53,625
Interest		3,151
Security lending		123
Total income		56,899
Expenses
Management fee Basic fee	$ 15,935
Performance adjustment	6,878
Transfer agent fees	4,942
Accounting and security lending fees	348
Non-interested trustees' compensation	20
Custodian fees and expenses	98
Registration fees	29
Audit	29
Legal	23
Interest	4
Miscellaneous	28
Total expenses before reductions	28,334
Expense reductions	(2,562)	25,772
Net investment income (loss)		31,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $15,536 on sale of investments in affiliated issuers)	(246,466)
Foreign currency transactions	50
Total net realized gain (loss)		(246,416)
Change in net unrealized appreciation (depreciation) on: Investment securities	515,742
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		515,800
Net gain (loss)		269,384
Net increase (decrease) in net assets resulting from operations		$ 300,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,127	$ 62,478
Net realized gain (loss)	(246,416)	(1,973,966)
Change in net unrealized appreciation (depreciation)	515,800	130,360
Net increase (decrease) in net assets resulting from operations	300,511	(1,781,128)
Distributions to shareholders from net investment income	(68,844)	(25,944)
Distributions to shareholders from net realized gain	-	(1,336,467)
Total distributions	(68,844)	(1,362,411)
Share transactions Net proceeds from sales of shares	326,467	1,245,659
Reinvestment of distributions	68,326	1,356,149
Cost of shares redeemed	(583,084)	(1,896,822)
Net increase (decrease) in net assets resulting from share transactions	(188,291)	704,986
Total increase (decrease) in net assets	43,376	(2,438,553)
Net Assets
Beginning of period	5,482,513	7,921,066
End of period (including undistributed net investment income of $10,430 and undistributed net investment income of $48,147, respectively)	$ 5,525,889	$ 5,482,513
Other Information Shares
Sold	20,175	63,848
Issued in reinvestment of distributions	4,377	61,713
Redeemed	(36,097)	(103,271)
Net increase (decrease)	(11,545)	22,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 24.46	$ 23.82	$ 21.40	$ 20.47	$ 20.04
Income from Investment Operations
Net investment income (loss) D	.09	.17	.05	.05	.13 E	.13
Net realized and unrealized gain (loss)	.79	(4.60)	3.83	5.25	4.34	2.61
Total from investment operations	.88	(4.43)	3.88	5.30	4.47	2.74
Distributions from net investment income	(.20)	(.08)	(.05)	(.14)	(.13)	(.26)
Distributions from net realized gain	-	(4.11)	(3.19)	(2.74)	(3.41)	(2.05)
Total distributions	(.20)	(4.19)	(3.24)	(2.88)	(3.54)	(2.31)
Net asset value, end of period	$ 16.52	$ 15.84	$ 24.46	$ 23.82	$ 21.40	$ 20.47
Total Return B,C	5.63%	(22.86)%	17.02%	27.93%	27.16%	15.78%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	.97%	.88%	.63%	.62%	.64%
Expenses net of voluntary waivers, if any	1.03% A	.97%	.88%	.63%	.62%	.64%
Expenses net of all reductions	.94% A	.92%	.85%	.58%	.57%	.59%
Net investment income (loss)	1.13% A	.95%	.19%	.25%	.68%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 5,526	$ 5,483	$ 7,921	$ 5,912	$ 4,644	$ 4,014
Portfolio turnover rate	199%A	187%	249%	310%	266%	205%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $0.03 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Independence Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,148 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,537 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $21, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Arnotts PLC	$ -	$ -	$ -	$ 15,240
Irish Continental Group PLC	-	-	289	22,900
RJ Reynolds Tobacco Holdings, Inc	-	16,773	16,850	664,580
TOTALS	$ -	$ 16,773	$ 17,139	$ 702,720

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . .. . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FRE-SANN-0702 157404
1.479485.104

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2002

(2_fidelity_logos)

(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Convertible Securities	0.14%	-6.02%	89.33%	251.50%
ML All U.S. Convertible Securities	-1.20%	-7.23%	42.21%	167.88%
Convertible Securities Funds Average	-1.02%	-7.51%	38.31%	159.75%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch All U.S. Convertible Securities Index - a market capitalization-weighted index of domestic corporate convertible securities. To measure how the fund's performance stacked up against its peers, you can compare it to the convertible securities funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 78 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Convertible Securities	-6.02%	13.62%	13.39%
ML All U.S. Convertible Securities	-7.23%	7.30%	10.36%
Convertible Securities Funds Average	-7.51%	6.33%	9.49%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $35,150 - a 251.50% increase on the initial investment. For comparison, look at how the Merrill Lynch All U.S. Convertible Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $26,788 - a 167.88% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

Note to shareholders: Victor Thay became Portfolio Manager of Fidelity Convertible Securities Fund on February 6, 2002.

Q. How did the fund perform, Victor?

A. For the six months that ended May 31, 2002, the fund returned 0.14%, outpacing both the Merrill Lynch All U.S. Convertible Securities Index, which fell 1.20%, and the convertible securities funds average tracked by Lipper Inc., which declined 1.02%. For the 12 months that ended May 31, 2002, the fund dropped 6.02%, while the Merrill Lynch index and Lipper average lost 7.23% and 7.51%, respectively.

Q. Why did the fund beat its benchmarks during the past six months?

A. Strong security selection was critical to our success. Larry Rakers, the fund's previous manager, was responsible for generating much of the outperformance early in the period. Larry astutely repositioned the fund with more cyclical exposure following September 11, feeling that the attacks would not impact the economy as much as the market was expecting. In the process, he sold relatively safe bond-like securities, which had performed well, and added more "offensive" convertibles, capitalizing on the enormous valuation gap between the two groups. He focused primarily on economically sensitive technology, transportation and consumer discretionary issues, which snapped back sharply from their September lows and generally continued to rally through the end of March.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What changes have you made since taking over in February, and how did those moves pan out?

A. Given my concerns about end-market demand and the sustainability of the economic recovery, I assumed a slightly more defensive posture and began to pare back on the fund's cyclical bet, while looking to add securities offering more current yield to the fund. Specifically, I reduced the fund's exposure to more equity-sensitive securities in technology - namely semiconductor-related companies such as United Microelectronics - whose prospects were tied to a revival in capital spending. This move proved wise, as several tech names headed south late in the period. In hindsight, I wish I had trimmed even more, particularly among some of the distressed issuers most at risk to a less vigorous rebound in the economy. Elsewhere, I lowered the fund's weighting in the consumer discretionary sector, taking profits in various gaming and leisure holdings, such as casino giant Harrah's, which cooled off during the spring after a tremendous run. On the flip side, I added selectively to financials, mainly property and casualty insurers that benefited from improved pricing power. Increasing the fund's bet on energy services also paid off, as oil and natural gas prices held up fairly well and drilling activity rose in the U.S. EVI, a subsidiary of Weatherford, was the big winner for us here. Boosting exposure to aerospace and defense names such as Northrop Grumman also aided returns, helped by increased defense spending and an expected replacement cycle for military equipment.

Q. What other holdings had a notable influence on performance?

A. Continued strong consumer spending buoyed appliance maker Maytag and Internet retailer Amazon.com - which reaffirmed its long-term viability - while broadcasting company Radio One benefited from improving advertising trends. Switching to detractors, the fund suffered from disappointing security selection in health care, particularly within biotechnology. Holdings such as ImClone Systems plunged in response to failed drug approvals and other negative news overhanging the health sector. The fund also was plagued late in the period by a handful of securities that collapsed due to highly questionable accounting practices, including cable TV operator Adelphia Communications and software firm Peregrine Systems. Several securities I've mentioned thus far were no longer held at period end.

Q. What's your outlook?

A. I'm cautiously optimistic about the economy. While I'd like to be bullish, I'm concerned we could be headed for a "double-dip" recession and, thus, a prolonged period of sluggishness. Given the uncertain backdrop, I'm trying not to make any major sector calls. Instead, I'm relying on security selection - leveraging Fidelity's enormous equity and fixed-income research capabilities - to drive fund returns. As the period ended, I was comfortable maintaining an emphasis on areas such as hospitals, insurance, and aerospace and defense, where I see the potential for good long-term cyclical growth stories.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high total return through a combination of current income and capital appreciation

Fund number: 308

Trading symbol: FCVSX

Start date: January 5, 1987

Size: as of May 31, 2002, more than $1.7 billion

Manager: Victor Thay, since February 2002; manager, Fidelity Select Multimedia Portfolio, 2001-2002; Fidelity Select Home Finance Portfolio, 1999-
2000; Fidelity Select Natural Gas Portfolio, 1997-1999; joined Fidelity in 1995

3

Victor Thay on managing in down markets:

"As an analyst, I've seen that you can learn a great deal from down markets. For instance, while covering energy stocks, oil and natural gas prices dropped significantly. This environment taught me what debt can do to a company in a downturn, how credit can quickly deteriorate and cash flows disappear. During the time I followed banking stocks, the Federal Reserve Board began raising interest rates, which flattened out the yield curve and hurt the profitability of loan portfolios. From this experience, I became more in tune with the bond market and its importance to the overall economy. I also was invested in government sponsored entities, such as Fannie Mae, when legislation was introduced threatening to strip them of their implicit government backing. Consequently, I became aware of political risk - something investors can forget about - and its impact on a wide range of industries. In addition, along the way I invested in software stocks at the peak of the NASDAQ, which graphically taught me how fast technology business models change and the criticality of avoiding the major blowups. Finally, I covered cable and media stocks during one of the biggest advertising downturns in 40 years. From all this, I've learned firsthand how various companies and industries behave in downturns and how limiting downside risk can lead to more favorable results when equity markets are performing poorly."

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
McKesson Financing Trust $2.50	3.2	3.4
EVI, Inc. $2.50	2.9	1.6
Tyco International Ltd. liquid yield option note 0% 11/17/20	2.0	0.0
Merrill Lynch & Co., Inc. 0% 3/13/32	1.6	0.0
Suiza Capital Trust II $2.75	1.6	1.4
Northrop Grumman Corp. $7.25	1.5	1.2
Navistar Financial Corp. 4.75% 4/1/09	1.5	0.0
Terayon Communication Systems, Inc. 5% 8/1/07	1.5	1.5
Prudential Financial, Inc. $3.375	1.5	0.0
Amazon.com, Inc. 4.75% 2/1/09	1.3	1.3
	18.6
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.6	27.4
Health Care	16.7	16.7
Consumer Discretionary	15.5	21.8
Financials	14.8	8.6
Industrials	13.1	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Convertible Securities 83.8%		Convertible Securities 76.1%
	Stocks 14.5%		Stocks 21.6%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	6.8%	** Foreign investments	3.5%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 52.4%
Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc. 0% 10/10/21 (d)	Baa2	$ 9,000	$ 6,120
Carnival Corp. 0% 10/24/21	A2	15,000	8,717
Royal Caribbean Cruises Ltd. 0% 5/18/21	Ba2	13,000	5,639
			20,476
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. 4.75% 2/1/09	Caa2	33,250	22,797
Media - 4.7%
Adelphia Communications Corp. 3.25% 5/1/21	Caa2	20,000	8,200
Comcast Corp. 0% 12/19/20	Baa3	2,500	1,928
EchoStar Communications Corp.:
4.875% 1/1/07 (d)	Caa1	9,000	7,779
4.875% 1/1/07	Caa1	4,800	4,149
5.75% 5/15/08 (d)	Caa1	11,800	10,458
5.75% 5/15/08	Caa1	2,720	2,411
Lamar Advertising Co. 5.25% 9/15/06	B2	10,235	11,185
Liberty Media Corp.:
3.25% 3/15/31	Baa3	9,100	9,496
3.75% 2/15/30	Baa3	8,550	4,183
(Viacom) 3.25% 3/15/31 (d)	Baa3	16,600	17,322
Times Mirror Co. liquid yield option note 0% 4/15/17	A3	6,150	3,798
			80,909
Specialty Retail - 0.9%
Gap, Inc. 5.75% 3/15/09 (d)	Ba3	12,740	14,711
TOTAL CONSUMER DISCRETIONARY			138,893
CONSUMER STAPLES - 0.1%
Food & Drug Retailing - 0.1%
Fleming Companies, Inc. 5.25% 3/15/09	B2	1,200	1,208
Rite Aid Corp. 4.75% 12/1/06 (d)	Caa3	1,255	1,009
			2,217
ENERGY - 1.7%
Energy Equipment & Services - 1.6%
Pride International, Inc.:
0% 4/24/18	Ba3	16,000	7,556
Convertible Bonds - continued
Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pride International, Inc.: - continued
0% 1/16/21	Ba2	$ 17,850	$ 11,275
Transocean, Inc. 0% 5/24/20	Baa2	13,000	7,898
			26,729
Oil & Gas - 0.1%
Evergreen Resources, Inc. 4.75% 12/15/21 (d)	-	2,000	2,253
TOTAL ENERGY			28,982
FINANCIALS - 6.2%
Banks - 0.1%
Greater Bay Bancorp 0% 4/24/22 (d)	Baa3	1,600	1,020
Diversified Financials - 5.5%
E*TRADE Group, Inc. 6.75% 5/15/08	B-	3,240	2,879
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	43,080	20,937
IOS Capital LLC 5% 5/1/07 (d)	Baa3	6,000	5,591
Lehman Brothers Holdings, Inc. 1.13% 4/1/22 (e)	A	5,000	5,038
Merrill Lynch & Co., Inc. 0% 3/13/32	Aa3	29,780	28,663
Navistar Financial Corp. 4.75% 4/1/09 (d)	Ba2	27,122	25,429
Teva Pharmaceutical Finance LLC 1.5% 10/15/05	BBB-	4,520	4,712
Teva Pharmaceutical Finance NV 0.75% 8/15/21 (d)	BBB-	2,000	1,990
			95,239
Insurance - 0.1%
Ohio Casualty Corp. 5% 3/19/22 (d)	Baa2	1,880	2,147
Real Estate - 0.5%
EOP Operating LP 7.25% 11/15/08 (d)	Baa1	8,000	8,498
TOTAL FINANCIALS			106,904
HEALTH CARE - 10.6%
Biotechnology - 3.5%
Aviron 5.25% 2/1/08	-	7,115	6,759
Cell Therapeutics, Inc. 5.75% 6/15/08 (d)	-	3,000	1,598
Cephalon, Inc. 2.5% 12/15/06 (d)	-	3,000	2,676
Charles River Laboratories, Inc. 3.5% 2/1/22 (d)	-	4,000	4,540
Convertible Bonds - continued
Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
CV Therapeutics, Inc. 4.75% 3/7/07	-	$ 2,000	$ 1,441
Enzon, Inc. 4.5% 7/1/08 (d)	-	2,000	1,502
Gilead Sciences, Inc. 5% 12/15/07	-	5,600	9,079
Human Genome Sciences, Inc. 3.75% 3/15/07	CCC	17,213	11,985
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19	-	3,390	5,897
Invitrogen Corp.:
2.25% 12/15/06 (d)	-	5,000	3,928
5.5% 3/1/07	-	7,000	6,204
Medarex, Inc. 4.5% 7/1/06	-	1,600	1,215
Millennium Pharmaceuticals, Inc. 5.5% 1/15/07	CCC+	3,000	2,515
OSI Pharmaceuticals, Inc. 4% 2/1/09 (d)	-	1,485	1,285
			60,624
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc. 1.25% 6/1/21	A3	10,510	10,773
Medtronic, Inc. 1.25% 9/15/21	A1	14,550	14,860
Resmed, Inc. 4% 6/20/06	B-	2,200	1,763
			27,396
Health Care Providers & Services - 1.4%
Community Health Systems, Inc. 4.25% 10/15/08	B3	8,460	9,405
Health Management Associates, Inc. 0.25% 8/16/20	Baa3	10,420	7,129
Province Healthcare Co. 4.25% 10/10/08	B3	4,090	4,577
Sunrise Assisted Living, Inc. 5.25% 2/1/09 (d)	B-	3,040	3,105
			24,216
Pharmaceuticals - 4.1%
Alpharma, Inc.:
3% 6/1/06	B	9,177	9,338
5.75% 4/1/05	B	1,765	1,730
ALZA Corp. 0% 7/28/20	Aa1	24,640	20,898
InterMune, Inc. 5.75% 7/15/06	-	800	784
Isis Pharmaceuticals, Inc. 5.5% 5/1/09 (d)	-	1,500	1,283
IVAX Corp.:
4.5% 5/15/08	-	5,800	4,491
5.5% 5/15/07	-	11,100	9,518
King Pharmaceuticals, Inc.:
2.75% 11/15/21 (d)	Ba1	2,000	1,793
Convertible Bonds - continued
Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
King Pharmaceuticals, Inc.: - continued
2.75% 11/15/21 (e)	Ba1	$ 2,610	$ 2,339
Roche Holdings, Inc. 0% 7/25/21 (d)	-	37,380	19,344
			71,518
TOTAL HEALTH CARE			183,754
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.5%
EDO Corp. 5.25% 4/15/07 (d)	-	8,000	9,289
Airlines - 0.7%
Continental Airlines, Inc. 4.5% 2/1/07	B2	13,000	11,542
Commercial Services & Supplies - 1.4%
Cendant Corp. 0% 2/13/21 (d)	Baa1	16,200	11,381
First Data Corp. 2% 3/1/08	A1	7,520	8,554
Ogden Corp.:
5.75% 10/20/02 (c)	Ca	4,380	1,314
6% 6/1/02 (c)	Ca	1,000	300
Waste Connections, Inc. 2.4213% 5/1/22 (d)(e)	B2	2,000	1,950
			23,499
Construction & Engineering - 0.6%
Shaw Group, Inc. 0% 5/1/21	Ba2	16,910	9,744
Electrical Equipment - 0.2%
Advanced Energy Industries, Inc. 5% 9/1/06 (d)	-	3,000	3,750
Industrial Conglomerates - 2.0%
Tyco International Ltd. liquid yield option note 0% 11/17/20	Baa3	55,450	35,360
Machinery - 1.0%
SPX Corp. 0% 2/6/21	Ba3	11,500	8,593
Tyco International Group SA 0% 2/12/21	Baa2	12,250	8,544
			17,137
TOTAL INDUSTRIALS			110,321
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 5.1%
Adaptec, Inc. 4.75% 2/1/04	B3	11,340	10,886
ANTEC Corp. 4.5% 5/15/03	B2	2,400	2,085
CIENA Corp. 3.75% 2/1/08	Ba3	11,740	7,380
Convertible Bonds - continued
Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc.:
1.5% 12/1/05 (d)	BB	$ 4,900	$ 3,799
1.5% 12/1/05	BB	1,500	1,163
Finisar Corp. 5.25% 10/15/08 (d)	-	5,650	3,780
Juniper Networks, Inc. 4.75% 3/15/07	B2	18,810	13,931
Redback Networks, Inc. 5% 4/1/07	-	40,600	20,309
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	40,560	25,147
			88,480
Computers & Peripherals - 0.3%
Hutchinson Technology, Inc. 6% 3/15/05	-	5,940	5,198
Electronic Equipment & Instruments - 3.6%
Agilent Technologies, Inc. 3% 12/1/21	Baa2	15,920	17,016
Arrow Electronics, Inc. 0% 2/21/21	Baa1	5,600	2,569
Benchmark Electronics, Inc. 6% 8/15/06	B2	2,300	2,282
PerkinElmer, Inc. 0% 8/7/20	BBB-	10,000	4,991
Sanmina-SCI Corp. 0% 9/12/20	Ba2	25,260	9,473
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	21,030	12,233
0% 11/20/20	Ba3	30,040	14,175
			62,739
Internet Software & Services - 0.3%
DoubleClick, Inc. 4.75% 3/15/06	B-	5,190	4,195
IT Consulting & Services - 1.2%
Acxiom Corp. 3.75% 2/15/09 (d)	Ba3	5,000	5,934
CNET, Inc. 5% 3/1/06	CCC	22,865	14,805
			20,739
Semiconductor Equipment & Products - 6.1%
Amkor Technology, Inc. 5% 3/15/07	B3	2,500	1,873
ANADIGICS, Inc. 5% 11/15/06 (d)	B	2,000	1,687
ATMI, Inc. 5.25% 11/15/06 (d)	B-	10,575	15,109
Axcelis Technologies, Inc. 4.25% 1/15/07 (d)	-	3,500	3,224
Conexant Systems, Inc. 4% 2/1/07	B-	18,500	11,331
Cymer, Inc. 3.5% 2/15/09 (d)	-	7,610	8,404
Cypress Semiconductor Corp. 3.75% 7/1/05	Ba3	6,000	5,183
Fairchild Semiconductor Corp. 5% 11/1/08 (d)	B3	8,750	9,920
Integrated Process Equipment Corp. 6.25% 9/15/04	CCC-	990	634
International Rectifier Corp. 4.25% 7/15/07	B2	2,600	2,477
Convertible Bonds - continued
Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Kulicke & Soffa Industries, Inc.:
4.75% 12/15/06	B3	$ 1,000	$ 900
5.25% 8/15/06 (d)	B3	5,600	5,684
LSI Logic Corp. 4% 2/15/05	Ba3	3,600	3,091
LTX Corp. 4.25% 8/15/06 (d)	CCC+	2,000	1,802
NVIDIA Corp. 4.75% 10/15/07	B-	16,610	17,587
Photronics, Inc. 4.75% 12/15/06 (d)	B2	11,680	11,038
S3, Inc. 5.75% 10/1/03	-	4,000	2,600
Transwitch Corp. 4.5% 9/12/05	B3	4,000	2,525
			105,069
Software - 0.5%
Documentum, Inc. 4.5% 4/1/07 (d)	-	3,000	2,400
Mentor Graphics Corp. 6.875% 6/15/07 (d)	-	1,000	1,047
Network Associates, Inc. 5.25% 8/15/06 (d)	-	3,680	4,904
			8,351
TOTAL INFORMATION TECHNOLOGY			294,771
MATERIALS - 1.7%
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. 4.5% 2/15/12	-	14,400	19,224
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (d)	B-	6,310	10,097
			29,321
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. 2.25% 10/15/09	Caa1	6,450	4,386
Nextel Communications, Inc. 4.75% 7/1/07	B3	8,000	4,740
			9,126
TOTAL CONVERTIBLE BONDS (Cost $916,796)			904,289
Common Stocks - 14.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.0%
Hotels, Restaurants & Leisure - 0.6%
Ambassadors Group, Inc. (a)	37,600	$ 585
Harrah's Entertainment, Inc. (a)	26,000	1,239
Mandalay Resort Group (a)	77,700	2,533
MGM Mirage, Inc. (a)	50,000	1,885
Wendys International, Inc.	107,912	4,097
		10,339
Household Durables - 0.9%
Maytag Corp.	365,900	16,389
Internet & Catalog Retail - 0.3%
Coldwater Creek, Inc. (a)	4,494	90
Insight Enterprises, Inc. (a)	30,000	794
USA Interactive (a)	150,000	4,275
		5,159
Media - 0.3%
Comcast Corp. Class A (special) (a)	40,000	1,126
E.W. Scripps Co. Class A	25,000	1,917
General Motors Corp. Class H (a)	125,000	1,823
		4,866
Multiline Retail - 0.1%
Kohls Corp. (a)	25,000	1,875
Specialty Retail - 0.7%
Christopher & Banks Corp. (a)	175,000	6,962
PETsMART, Inc. (a)	175,000	2,877
Too, Inc. (a)	50,000	1,530
		11,369
Textiles, Apparel & Lux. Goods - 0.1%
Coach, Inc. (a)	47,500	2,482
TOTAL CONSUMER DISCRETIONARY		52,479
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
The Coca-Cola Co.	50,000	2,778
Personal Products - 0.2%
Avon Products, Inc.	55,000	2,912
TOTAL CONSUMER STAPLES		5,690
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 1.4%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.)	75,000	$ 871
Global Industries Ltd. (a)	289,700	2,161
Maverick Tube Corp. (a)	75,000	1,163
National-Oilwell, Inc. (a)	320,900	8,196
Newpark Resources, Inc. (a)	242,000	1,902
Precision Drilling Corp. (a)	100,000	3,764
Trican Well Service Ltd. (a)	92,050	1,280
W-H Energy Services, Inc. (a)	52,200	1,190
		20,527
Oil & Gas - 0.2%
Suncor Energy, Inc.	200,000	3,514
TOTAL ENERGY		24,041
FINANCIALS - 1.6%
Banks - 0.5%
Bank of America Corp.	50,000	3,791
Bank One Corp.	86,600	3,519
IBERIABANK Corp.	14,500	543
Silicon Valley Bancshares (a)	50,000	1,556
		9,409
Diversified Financials - 0.9%
American Express Co.	100,000	4,251
Farmer Mac Class C (non-vtg.) (a)	150,000	4,650
Merrill Lynch & Co., Inc.	141,800	5,773
		14,674
Insurance - 0.2%
American International Group, Inc.	45,000	3,014
TOTAL FINANCIALS		27,097
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	15,000	664
St. Jude Medical, Inc. (a)	50,000	4,220
Zimmer Holdings, Inc. (a)	57,800	2,022
		6,906
Health Care Providers & Services - 0.6%
HealthSouth Corp. (a)	479,700	6,788
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
IMS Health, Inc.	100,000	$ 2,105
Wellpoint Health Networks, Inc. (a)	25,000	1,854
		10,747
Pharmaceuticals - 0.9%
Allergan, Inc.	20,000	1,262
Barr Laboratories, Inc. (a)	52,500	3,493
Biovail Corp. (a)	70,000	2,280
Merck & Co., Inc.	63,400	3,620
Mylan Laboratories, Inc.	100,000	3,094
Perrigo Co. (a)	132,700	1,858
		15,607
TOTAL HEALTH CARE		33,260
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.7%
Boeing Co.	50,000	2,133
General Dynamics Corp.	30,000	3,018
Lockheed Martin Corp.	34,000	2,110
Rockwell Collins, Inc.	158,900	4,131
		11,392
Airlines - 0.8%
Frontier Airlines, Inc. (a)	100,000	1,700
Northwest Airlines Corp. (a)	750,880	12,555
		14,255
Commercial Services & Supplies - 1.1%
Aramark Corp. Class B	78,000	2,025
Ceridian Corp. (a)	200,000	4,572
Manpower, Inc.	106,600	4,420
Paychex, Inc.	224,000	7,762
		18,779
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	1	0
Industrial Conglomerates - 0.1%
Tyco International Ltd.	105,000	2,305
Machinery - 0.7%
AGCO Corp. (a)	50,000	1,038
Albany International Corp. Class A	145,600	3,793
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Milacron, Inc.	481,600	$ 6,020
Terex Corp. (a)	16,100	409
		11,260
Road & Rail - 0.1%
Kansas City Southern (a)	75,000	1,243
Mullen Transportation, Inc.	50,000	1,023
		2,266
TOTAL INDUSTRIALS		60,257
INFORMATION TECHNOLOGY - 1.5%
Computers & Peripherals - 0.1%
Apple Computer, Inc. (a)	100,000	2,330
Electronic Equipment & Instruments - 0.1%
Tektronix, Inc. (a)	80,000	1,622
Internet Software & Services - 0.3%
j2 Global Communications, Inc. (a)	100,000	1,383
Raindance Communications, Inc. (a)	190,800	716
Yahoo!, Inc. (a)	150,000	2,403
		4,502
Semiconductor Equipment & Products - 0.6%
Analog Devices, Inc. (a)	50,000	1,831
Integrated Circuit Systems, Inc. (a)	25,000	521
Intersil Corp. Class A (a)	274,960	6,605
Semtech Corp. (a)	55,100	1,812
		10,769
Software - 0.4%
Synopsys, Inc. (a)	50,000	2,522
Take-Two Interactive Software, Inc. (a)	97,600	2,505
Vastera, Inc. (a)	221,300	1,317
		6,344
TOTAL INFORMATION TECHNOLOGY		25,567
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 1.2%
Chemicals - 0.2%
Ferro Corp.	61,200	$ 1,799
Georgia Gulf Corp.	74,300	1,657
		3,456
Metals & Mining - 1.0%
Goldcorp, Inc.	150,000	1,767
Kinross Gold Corp. (a)	500,000	1,299
Meridian Gold, Inc. (a)	50,000	948
Newmont Mining Corp. Holding Co.	50,000	1,561
Royal Gold, Inc.	150,000	2,220
Teck Cominco Ltd. Class B (sub. vtg.)	958,300	8,951
		16,746
TOTAL MATERIALS		20,202
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
TeraBeam Networks (f)	5,200	1
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	75,000	285
Crown Castle International Corp. (a)	126,592	570
		855
TOTAL TELECOMMUNICATION SERVICES		856
TOTAL COMMON STOCKS (Cost $232,314)		249,449
Convertible Preferred Stocks - 31.4%

CONSUMER DISCRETIONARY - 4.4%
Automobiles - 1.3%
General Motors Corp. Series B, $1.313	764,400	21,877
Media - 3.1%
MediaOne Group, Inc. (Vodafone Group PLC) $3.04 PIES	260,000	4,160
Radio One, Inc.:
$65.00 (d)	13,600	17,423
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc.: - continued
$65.00	16,945	$ 21,709
Tribune Co. (America Online, Inc.) $3.14 PHONES	155,000	10,769
		54,061
TOTAL CONSUMER DISCRETIONARY		75,938
ENERGY - 4.3%
Energy Equipment & Services - 2.9%
EVI, Inc. $2.50	955,600	50,532
Oil & Gas - 1.4%
Chesapeake Energy Corp. $3.375 (d)	344,600	20,051
VEC Trust 1 $1.9375 PEPS	130,500	4,039
		24,090
TOTAL ENERGY		74,622
FINANCIALS - 7.0%
Diversified Financials - 3.6%
AES Trust III $3.375	458,700	9,454
AES Trust VII:
$3.00 (d)	126,215	2,837
$3.00	25,900	582
Capital One Financial Corp. $3.125	180,000	8,801
Commerce Capital Trust II:
$2.98 (d)	10,000	559
$2.98	30,700	1,717
DECS Trust IX (LaBranche & Co., Inc.) $2.13	126,800	3,549
Equity Securities Trust II (Cablevision Systems Corp. - Rainbow Media Group) $1.406	72,000	1,516
Hanover Compressor Capital Trust $3.625	25,000	1,086
Newell Financial Trust I $2.625 QUIPS	55,000	2,448
Suiza Capital Trust II $2.75	552,500	28,178
TXI Capital Trust I $2.75 SPURS	26,000	957
		61,684
Insurance - 3.4%
ACE Ltd. $4.125 PRIDES	206,000	14,585
MetLife Capital Trust I $4.00	172,150	17,506
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc. $3.375	426,600	$ 25,048
Travelers Property Casualty Corp. $1.125	68,200	1,667
		58,806
TOTAL FINANCIALS		120,490
HEALTH CARE - 4.2%
Health Care Providers & Services - 4.2%
Anthem, Inc. $3.00	202,900	17,645
McKesson Financing Trust $2.50	996,700	53,995
		71,640
INDUSTRIALS - 3.2%
Aerospace & Defense - 2.3%
Northrop Grumman Corp. $7.25	206,700	26,867
Raytheon Co. $4.13	188,700	13,516
		40,383
Airlines - 0.4%
Continental Airlines Capital Trust $3.00 TIDES	250,000	6,359
Commercial Services & Supplies - 0.5%
Cendant Corp. $3.875	172,500	7,980
TOTAL INDUSTRIALS		54,722
INFORMATION TECHNOLOGY - 1.0%
IT Consulting & Services - 1.0%
Electronic Data Systems Corp. $3.81 PRIDES	379,300	18,131
MATERIALS - 1.4%
Containers & Packaging - 1.3%
Owens-Illinois, Inc. $2.375	395,800	10,093
Sealed Air Corp. Series A, $2.00	253,400	11,200
		21,293
Paper & Forest Products - 0.1%
Boise Cascade Corp. $3.75	41,000	2,266
TOTAL MATERIALS		23,559
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Citizens Communications Co. $1.69	327,000	$ 6,736
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. $3.125 PIERS	547,000	8,615
Nextel Communications, Inc. $0.00 (a)	35,000	5,862
		14,477
TOTAL TELECOMMUNICATION SERVICES		21,213
UTILITIES - 4.7%
Electric Utilities - 3.2%
Ameren Corp. $2.438 ACES	120,000	3,280
Cinergy Corp. $4.75 PRIDES	79,600	4,694
Dominion Resources, Inc. $4.375	171,400	9,040
Reliant Energy, Inc. $1.165 ZENS	563,000	16,237
TXU Corp.:
$4.063 PRIDES	200,000	10,000
$4.375	233,800	12,532
		55,783
Gas Utilities - 0.8%
KeySpan Corp. $4.375	164,200	8,627
Sempra Energy $2.125	240,000	5,991
		14,618
Multi-Utilities & Unreg. Pwr - 0.7%
Citizens Utilities Trust $2.50 EPPICS	265,000	11,358
TOTAL UTILITIES		81,759
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $547,693)		542,074
Money Market Funds - 2.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.85% (b) (Cost $43,687)	43,686,836	$ 43,687
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,740,490)		1,739,499
NET OTHER ASSETS - (0.8)%		(13,455)
NET ASSETS - 100%		$ 1,726,044
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
EPPICS	-	Equity Providing Income Convertible Securities
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PHONES	-	Participating Hybrid Option Note Exchangeable Security
PIERS	-	Preferred Income Equity Redeemable Securities
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
QUIPS	-	Quarterly Income Preferred Securities
SPURS	-	Shared Preference Redeemable Securities
TIDES	-	Term Income Deferred Equity Securities
ZENS	-	Zero Exchangeable Sub Notes
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $301,450,000 or 17.5% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 20
(g) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Aaa, Aa, A	5.8%
Baa	9.1%
Ba	9.8%
B	10.8%
Caa, Ca, C	6.9%
D	0.0%
Not Rated	9.7%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Purchases and sales of securities, other than short-term securities, aggregated $1,426,094,000 and $1,400,900,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $8,958,000. The weighted average interest rate was 1.9%.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,725,509,000. Net unrealized appreciation aggregated $13,990,000, of which $156,163,000 related to appreciated investment securities and $142,173,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $152,480,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $19,326,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per share amount)	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,740,490) - See accompanying schedule		$ 1,739,499
Cash		391
Receivable for investments sold		21,005
Receivable for fund shares sold		1,445
Dividends receivable		1,489
Interest receivable		7,872
Total assets		1,771,701
Liabilities
Payable for investments purchased	$ 41,878
Payable for fund shares redeemed	2,749
Accrued management fee	907
Other payables and accrued expenses	123
Total liabilities		45,657
Net Assets		$ 1,726,044
Net Assets consist of:
Paid in capital		$ 1,891,091
Undistributed net investment income		19,935
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(183,989)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(993)
Net Assets, for 91,052 shares outstanding		$ 1,726,044
Net Asset Value, offering price and redemption price per share ($1,726,044 ÷ 91,052 shares)		$ 18.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 16,478
Interest		32,294
Security lending		84
Total income		48,856
Expenses
Management fee Basic fee	$ 4,256
Performance adjustment	1,229
Transfer agent fees	1,630
Accounting and security lending fees	195
Non-interested trustees' compensation	4
Custodian fees and expenses	24
Registration fees	35
Audit	45
Legal	6
Miscellaneous	15
Total expenses before reductions	7,439
Expense reductions	(247)	7,192
Net investment income (loss)		41,664
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(19,418)
Foreign currency transactions	32
Total net realized gain (loss)		(19,386)
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,678)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(21,676)
Net gain (loss)		(41,062)
Net increase (decrease) in net assets resulting from operations		$ 602

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,664	$ 62,691
Net realized gain (loss)	(19,386)	(107,171)
Change in net unrealized appreciation (depreciation)	(21,676)	66,702
Net increase (decrease) in net assets resulting from operations	602	22,222
Distributions to shareholders from net investment income	(53,520)	(63,263)
Distributions to shareholders from net realized gain	-	(331,693)
Total distributions	(53,520)	(394,956)
Share transactions Net proceeds from sales of shares	256,051	522,052
Reinvestment of distributions	48,628	362,964
Cost of shares redeemed	(259,738)	(621,706)
Net increase (decrease) in net assets resulting from share transactions	44,941	263,310
Total increase (decrease) in net assets	(7,977)	(109,424)
Net Assets
Beginning of period	1,734,021	1,843,445
End of period (including undistributed net investment income of $19,935 and undistributed net investment income of $31,791, respectively)	$ 1,726,044	$ 1,734,021
Other Information Shares
Sold	13,113	25,516
Issued in reinvestment of distributions	2,452	17,637
Redeemed	(13,437)	(30,914)
Net increase (decrease)	2,128	12,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 19.50	$ 24.04	$ 22.43	$ 18.61	$ 19.57	$ 18.64
Income from Invest- ment Operations
Net investment income (loss) D	.45 F	.69	.77	.57	.60	.64
Net realized and unrealized gain (loss)	(.40) F	(.17)	3.18	5.01	.86	1.90
Total from investment operations	.05	.52	3.95	5.58	1.46	2.54
Distributions from net investment income	(.59)	(.72)	(.64)	(.62)	(.58)	(.80)
Distributions from net realized gain	-	(4.34)	(1.70)	(1.14)	(1.84)	(.81)
Total distributions	(.59)	(5.06)	(2.34)	(1.76)	(2.42)	(1.61)
Net asset value, end of period	$ 18.96	$ 19.50	$ 24.04	$ 22.43	$ 18.61	$ 19.57
Total Return B,C	.14%	1.56%	18.07%	32.36%	8.88%	14.84%
Ratios to Average Net Assets E
Expenses before expense reductions	.84% A	.81%	.78%	.85%	.79%	.74%
Expenses net of voluntary waivers, if any	.84% A	.81%	.78%	.85%	.79%	.74%
Expenses net of all reductions	.81% A	.76%	.77%	.82%	.77%	.73%
Net investment income (loss)	4.69% A, F	3.40%	2.96%	2.85%	3.21%	3.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1,726	$ 1,734	$ 1,843	$ 1,214	$ 987	$ 1,029
Portfolio turnover rate	163% A	282%	262%	246%	223%	212%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.13 and decrease net realized and unrealized gain (loss) per share by $(.13). Without this change the ratio of net investment income (loss) to average net assets would have been 3.37%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but

Semiannual Report

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

resulted in a $14,327 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $11,713; decrease net unrealized appreciation/depreciation by $8,722 and decrease net realized gain (loss) by $2,991. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $262 for the period.

Brokerage Commissions. The fund placed a portion of portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $243 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $1, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . .. . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CVS-SANN-0702 157383
1.704534.104